INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The partnership’s intangible assets are presented on a cost basis, net of accumulated amortization and accumulated impairment losses in the condensed consolidated balance sheets. These intangible assets primarily represent the trademark assets related to Center Parcs UK.

The trademark assets of Center Parcs UK had a carrying amount of $990 million as of June 30, 2021 (December 31, 2020 - $982 million). They have been determined to have an indefinite useful life as the partnership has the legal right to operate these trademarks exclusively in certain territories and in perpetuity. The business model of Center Parcs UK is not subject to technological obsolescence or commercial innovations in any material way.

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Other	4 to 7

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually and whenever there is an indication that the asset may be impaired. Intangible assets with finite useful lives are amortized over their respective useful lives as listed above. Amortization expense is recorded as part of depreciation and amortization of non-real estate assets expense.

The following table presents the components of the partnership’s intangible assets as of June 30, 2021 and December 31, 2020:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Cost	$1,032	$1,016
Accumulated amortization	(41)	(34)
Balance, end of period	$991	$982
The following table presents a roll forward of the partnership’s intangible assets for the six months ended June 30, 2021 and the year ended December 31, 2020:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Balance, beginning of period	$982	$1,162
Acquisitions	5	6
Amortization	(8)	(12)
Impairment losses	—	(18)
Foreign currency translation	12	30
Impact of deconsolidation due to loss of control and other(1)	—	(186)
Balance, end of period	$991	$982
(1)The prior year includes the impact of the deconsolidation of Atlantis.